Note 6 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Properties [Table Text Block]
(Dollars in thousands)	Year Ended December 31
	2012	2011
Real estate acquired in settlement of loans, beginning of period	$9,322	$8,923
New real estate acquired in settlement of loans atower of fair value or principal balance	8,299	9,421
Capital expenditures on real estate acquired in settlement of loans	32	382
Sales of real estate acquired in settlement of loans	(8,971)	(6,818)
Gains on sale of real estate acquired in settlement of loans	1,240	519
Deferred gain on sale of real estate acquired in settlement of loans	-	144
Less: Impairment recognized	(303)	(3,249)
Real estate acquired in settlement of loans, end of period	$9,619	$9,322